Other general administrative expenses	12 Months Ended
Dec. 31, 2017
Other general administrative expenses
Other general administrative expenses

48.   Other general administrative expenses

a)Breakdown

The detail of Other general administrative expenses is as follows:

	Millions of euros
	2017	2016	2015
Property, fixtures and supplies	1,931	1,853	1,943
Technology and systems	1,257	1,095	1,188
Technical reports	759	768	810
Advertising	757	691	705
Communications	529	499	587
Taxes other than income tax	583	484	529
Surveillance and cash courier services	443	389	413
Per diems and travel expenses	217	232	278
Insurance premiums	78	69	74
Other administrative expenses	1,799	1,653	1,668
	8,353	7,733	8,195

b)Technical reports and other

Technical reports includes the fees paid by the various Group companies (detailed in the accompanying Appendices) for the services provided by their respective auditors, the detail being as follows (PwC in 2017 and 2016, and Deloitte in 2015):

	Millions of euros
	2017	2016	2015
Audit fees	76.2	73.7	49.6
Audit-related fees	13.4	7.2	46.9
Tax fees	1.3	0.9	9.1
All other fees	3.1	3.6	12.6
Total	94.0	85.4	118.2

The Audit fees heading includes auditing fees for the Banco Santander, S.A. individual and consolidated annual accounts, as the case may be, of the companies forming part of the Group, the integrated audit prepared for the annual report filling in the Form 20-F required by the U.S. Securities and Exchange Commission (SEC) for those entities currently required to do so, the internal control audit (SOX) for those required entities, the audit of the consolidated financial statements as of June 30 and limited quarterly consolidated reviews for the Brazilian regulator as of March 31, June 30 and September 30 and the regulatory reports required by the auditor corresponding to the different locations of the Santander Group.

The main concepts included in Audit-related fees correspond to aspects such as the issuance of Comfort letters, or other reviews required by different regulations in relation to aspects such as, for example, Securitization.

The services commissioned from the Group's auditors meet the independence requirements stipulated by the Audit Law, the US SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the audit function.

Lastly, the Group commissioned services from audit firms other than PwC amounting to €115.6 million in 2017 (2016: €127.9 million to other auditing firms other than PwC; 2015: €117.4 million to other auditing firms other than Deloitte).

a)	Number of offices

The number of offices at December 31, 2017 and 2016 is as follow:
	Group
Number of offices (*)	31/12/17	31/12/16
Spain	4,681	2,911
Group	9,016	9,324
	13,697	12,235

(*)  Included 1,777 offices of Grupo Banco Popular.